Significant accounting policies - Intangible assets (Details) - item	1 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Service connection or habilitation costs
Significant accounting policies
Average period for amortization			8 years
3G/4G licenses
Significant accounting policies
Average period for amortization			180 months
Grant period for licenses			15 years
PCS license (Paraguay)
Significant accounting policies
Average period for amortization			60 months
Renewed period of the licenses			5 years
Temporary extension period	90 days
Number of license extensions available	1
Internet and data transmission license (Paraguay)
Significant accounting policies
Average period for amortization				60 months
Rights of use
Significant accounting policies
Average period for amortization			180 months
Customer relationships | Cubecorp
Significant accounting policies
Average period for amortization			180 months
Customer relationships | Tuves Paraguay
Significant accounting policies
Average period for amortization			78 months
83/14 | Personal | 3G/4G licenses
Significant accounting policies
Remaining useful life of frequencies		15 years